Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012	Jan. 01, 2012	Jun. 14, 2012 Synthes, Inc [Member]
Summary of Inventories
Raw materials and supplies	$ 1,416	$ 1,206
Goods in process	2,262	1,637
Finished goods	3,817	3,442
Total inventories	7,495	6,285
Inventory Step up			$ 150